AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 90.6%
Affiliated Mutual Fund — 45.5%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio*	199,907,430	$2,099,028,020
(cost $2,044,025,840)(wa)
Common Stocks — 38.8%
Aerospace & Defense — 0.4%
General Dynamics Corp.	6,044	1,707,370
Northrop Grumman Corp.	1,817	869,725
RTX Corp.	19,134	1,866,139
Safran SA (France)	66,802	15,128,764
Woodward, Inc.	7,985	1,230,648
		20,802,646
Air Freight & Logistics — 0.1%
Delhivery Ltd. (India)*	36,026	193,492
FedEx Corp.	6,884	1,994,570
United Parcel Service, Inc. (Class B Stock)	4,383	651,445
ZTO Express Cayman, Inc. (China)	18,550	396,621
		3,236,128
Automobile Components — 0.1%
Cie Generale des Etablissements Michelin SCA (France)	119,374	4,574,815
Fuyao Glass Industry Group Co. Ltd. (China) (Class H Stock), 144A	177,600	894,794
LCI Industries(a)	8,873	1,091,911
		6,561,520
Automobiles — 0.2%
Bajaj Auto Ltd. (India)	3,023	332,587
Hyundai Motor Co. (South Korea)	2,773	487,961
Kia Corp. (South Korea)	51,887	4,312,288
Li Auto, Inc. (China) (Class A Stock)*	17,900	271,803
Mahindra & Mahindra Ltd. (India)	13,914	321,432
Maruti Suzuki India Ltd. (India)	5,839	883,916
Tesla, Inc.*	11,907	2,093,132
		8,703,119
Banks — 2.7%
Absa Group Ltd. (South Africa)	76,399	596,471
Al Rajhi Bank (Saudi Arabia)	48,001	1,064,116
Banco do Brasil SA (Brazil)	87,834	992,629
Banco Santander Chile (Chile)	10,256,075	510,371
Bank Central Asia Tbk PT (Indonesia)	10,798,100	6,866,921
Bank Mandiri Persero Tbk PT (Indonesia)	1,619,400	736,816
Bank of America Corp.	408,201	15,478,982
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	4,084,472	1,561,800
BankUnited, Inc.	43,544	1,219,232
Capitec Bank Holdings Ltd. (South Africa)	8,355	924,066
China Construction Bank Corp. (China) (Class H Stock)	2,891,000	1,744,642
China Merchants Bank Co. Ltd. (China) (Class H Stock)	254,000	1,006,733
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Citizens Financial Group, Inc.	37,571	$1,363,452
Commerce Bancshares, Inc.(a)	25,189	1,340,055
Credicorp Ltd. (Peru)	7,225	1,224,132
Cullen/Frost Bankers, Inc.	12,580	1,416,131
DBS Group Holdings Ltd. (Singapore)	493,800	13,178,445
Fifth Third Bancorp	13,115	488,009
First Citizens BancShares, Inc. (Class A Stock)	1,117	1,826,295
First Financial Bancorp	55,539	1,245,184
First Hawaiian, Inc.	63,163	1,387,059
First Interstate BancSystem, Inc. (Class A Stock)	46,242	1,258,245
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	117,439	1,247,366
Hana Financial Group, Inc. (South Korea)	17,451	763,967
HDFC Bank Ltd. (India)	339,174	5,914,388
HDFC Bank Ltd. (India), ADR(a)	70,991	3,973,366
HSBC Holdings PLC (United Kingdom)	89,200	697,051
ICICI Bank Ltd. (India)	112,957	1,489,187
KB Financial Group, Inc. (South Korea)	25,307	1,322,481
KBC Group NV (Belgium)	77,331	5,797,670
Kotak Mahindra Bank Ltd. (India)	47,440	1,019,202
Lloyds Banking Group PLC (United Kingdom)	12,836,857	8,395,265
M&T Bank Corp.	25,721	3,740,862
Mitsubishi UFJ Financial Group, Inc. (Japan)	516,000	5,249,837
Nordea Bank Abp (Finland)	77,601	864,823
OTP Bank Nyrt (Hungary)	13,886	639,210
PNC Financial Services Group, Inc. (The)	12,637	2,042,139
Regional SAB de CV (Mexico)	39,529	390,667
Regions Financial Corp.(a)	83,007	1,746,467
Saudi National Bank (The) (Saudi Arabia)	107,236	1,167,158
ServisFirst Bancshares, Inc.(a)	20,860	1,384,270
UniCredit SpA (Italy)	147,124	5,587,667
Wells Fargo & Co.	183,446	10,632,530
Wintrust Financial Corp.	15,417	1,609,381
		123,104,740
Beverages — 0.6%
Budweiser Brewing Co. APAC Ltd. (China), 144A	296,400	437,170
Coca-Cola Co. (The)	223,591	13,679,297
Constellation Brands, Inc. (Class A Stock)	3,886	1,056,059
Diageo PLC (United Kingdom)	261,950	9,692,731
Fomento Economico Mexicano SAB de CV (Mexico), UTS	31,613	413,186
Keurig Dr. Pepper, Inc.	65,798	2,018,025
Primo Water Corp.	81,147	1,477,687
Wuliangye Yibin Co. Ltd. (China) (Class A Stock)	25,800	544,491
		29,318,646
A1

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology — 0.8%
AbbVie, Inc.	78,414	$14,279,190
Alnylam Pharmaceuticals, Inc.*(a)	4,465	667,294
Biocon Ltd. (India)	116,049	369,161
Exact Sciences Corp.*	19,822	1,368,907
Natera, Inc.*	16,721	1,529,303
Regeneron Pharmaceuticals, Inc.*	19,723	18,983,190
Sinovac Biotech Ltd. (China)*^	3,000	19,513
Vertex Pharmaceuticals, Inc.*	1,636	683,864
		37,900,422
Broadline Retail — 1.5%
Alibaba Group Holding Ltd. (China)	164,872	1,490,910
Amazon.com, Inc.*	339,339	61,209,969
JD.com, Inc. (China), ADR(a)	158,855	4,351,038
JD.com, Inc. (China) (Class A Stock)	34,808	477,457
MYT Holding LLC (Class B Stock)*^	93,730	42,179
PDD Holdings, Inc. (China), ADR*	6,695	778,294
Savers Value Village, Inc.*(a)	47,631	918,326
		69,268,173
Building Products — 0.4%
AZEK Co., Inc. (The)*	29,967	1,504,943
Carlisle Cos., Inc.	4,330	1,696,710
Daikin Industries Ltd. (Japan)	29,500	4,027,952
Fortune Brands Innovations, Inc.	18,563	1,571,729
Hayward Holdings, Inc.*(a)	111,992	1,714,597
Janus International Group, Inc.*	61,668	933,037
SAL TopCo LLC*^	1,709,579	17,096
Simpson Manufacturing Co., Inc.	9,542	1,957,827
Trane Technologies PLC	10,348	3,106,470
		16,530,361
Capital Markets — 1.6%
3i Group PLC (United Kingdom)	218,897	7,761,521
AssetMark Financial Holdings, Inc.*	34,616	1,225,753
B3 SA - Brasil Bolsa Balcao (Brazil)	122,869	293,980
Blackstone, Inc.	20,027	2,630,947
Charles Schwab Corp. (The)	69,364	5,017,792
CME Group, Inc.	111,870	24,084,492
Evercore, Inc. (Class A Stock)	8,329	1,604,082
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	152,400	4,440,672
Interactive Brokers Group, Inc. (Class A Stock)	12,942	1,445,751
Japan Exchange Group, Inc. (Japan)	106,500	2,884,603
KKR & Co., Inc.	10,517	1,057,800
Moelis & Co. (Class A Stock)(a)	12,068	685,100
Moody’s Corp.	5,155	2,026,070
Morgan Stanley	40,105	3,776,287
Morningstar, Inc.	3,318	1,023,172
Northern Trust Corp.	16,963	1,508,350
State Street Corp.	23,324	1,803,412
StepStone Group, Inc. (Class A Stock)	39,517	1,412,338
UBS Group AG (Switzerland)	267,805	8,245,965
		72,928,087
	Shares	Value
Common Stocks (continued)
Chemicals — 1.0%
Air Liquide SA (France)	24,882	$5,176,668
Axalta Coating Systems Ltd.*	77,970	2,681,388
Balchem Corp.	6,054	938,067
Dow, Inc.	90,302	5,231,195
LG Chem Ltd. (South Korea)	2,916	954,422
Linde PLC	15,305	7,082,479
Perimeter Solutions SA*	126,752	940,500
Quaker Chemical Corp.(a)	8,212	1,685,513
Saudi Basic Industries Corp. (Saudi Arabia)	25,036	521,425
Shin-Etsu Chemical Co. Ltd. (Japan)	420,400	18,439,564
Tianqi Lithium Corp. (China) (Class A Stock)	55,000	361,211
Wanhua Chemical Group Co. Ltd. (China) (Class A Stock)	49,800	552,320
		44,564,752
Commercial Services & Supplies — 0.2%
Casella Waste Systems, Inc. (Class A Stock)*	20,946	2,070,931
Copart, Inc.*	38,415	2,224,997
Driven Brands Holdings, Inc.*	73,683	1,163,454
MSA Safety, Inc.	11,340	2,195,311
RB Global, Inc. (Canada)(a)	15,415	1,174,160
Stericycle, Inc.*	28,920	1,525,530
UniFirst Corp.	6,269	1,087,233
		11,441,616
Communications Equipment — 0.1%
Accton Technology Corp. (Taiwan)	22,000	315,271
Arista Networks, Inc.*	4,782	1,386,684
Cisco Systems, Inc.	15,372	767,217
		2,469,172
Construction & Engineering — 0.6%
Quanta Services, Inc.	9,147	2,376,390
Vinci SA (France)	174,489	22,391,940
WillScot Mobile Mini Holdings Corp.*(a)	47,628	2,214,702
		26,983,032
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	3,686	2,262,983
Siam Cement PCL (The) (Thailand), NVDR	50,500	353,371
UltraTech Cement Ltd. (India)	5,208	609,872
Vulcan Materials Co.	1,704	465,056
		3,691,282
Consumer Finance — 0.2%
American Express Co.	8,055	1,834,043
Capital One Financial Corp.	32,522	4,842,201
Shriram Finance Ltd. (India)	18,105	513,609
		7,189,853
Consumer Staples Distribution & Retail — 0.5%
Albertson’s Cos., Inc. (Class A Stock)	46,884	1,005,193

A2

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Consumer Staples Distribution & Retail (cont’d.)
Alimentation Couche-Tard, Inc. (Canada)	102,592	$5,855,367
Atacadao SA (Brazil)	179,336	482,005
Bid Corp. Ltd. (South Africa)	17,489	426,101
BJ’s Wholesale Club Holdings, Inc.*	25,401	1,921,586
Casey’s General Stores, Inc.	5,285	1,683,008
Clicks Group Ltd. (South Africa)	38,297	598,846
Dino Polska SA (Poland), 144A*	5,033	488,263
Performance Food Group Co.*	29,153	2,175,980
Raia Drogasil SA (Brazil)	108,867	596,496
Shoprite Holdings Ltd. (South Africa)	38,721	505,992
Wal-Mart de Mexico SAB de CV (Mexico)	1,680,728	6,766,422
		22,505,259
Containers & Packaging — 0.1%
AptarGroup, Inc.	12,623	1,816,323
Graphic Packaging Holding Co.	41,612	1,214,238
Packaging Corp. of America	10,502	1,993,070
Silgan Holdings, Inc.	13,970	678,383
Westrock Co.	21,170	1,046,857
		6,748,871
Distributors — 0.0%
Pool Corp.(a)	1,793	723,475
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.*	14,728	1,669,566
China Yuhua Education Corp. Ltd. (China), 144A*	14,000	1,343
		1,670,909
Diversified Telecommunication Services — 0.1%
GCI Liberty, Inc. (Class A Stock)*^	599	—
Hellenic Telecommunications Organization SA (Greece)	29,497	434,912
Telkom Indonesia Persero Tbk PT (Indonesia)	14,980,500	3,294,894
Verizon Communications, Inc.	25,528	1,071,155
Windstream Holdings, Inc.*^	386	4,246
		4,805,207
Electric Utilities — 0.6%
Edison International	14,124	998,991
Entergy Corp.	5,250	554,820
NextEra Energy, Inc.	151,845	9,704,414
PG&E Corp.	82,994	1,390,980
Portland General Electric Co.	35,890	1,507,380
Southern Co. (The)	117,188	8,407,067
SSE PLC (United Kingdom)	239,890	5,001,228
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	54,678	395,416
Xcel Energy, Inc.	15,639	840,596
		28,800,892
Electrical Equipment — 0.3%
AMETEK, Inc.	11,112	2,032,385
Eaton Corp. PLC	3,133	979,626
	Shares	Value
Common Stocks (continued)
Electrical Equipment (cont’d.)
Havells India Ltd. (India)	16,628	$302,682
Hubbell, Inc.	3,475	1,442,299
Legrand SA (France)	100,810	10,675,449
Shoals Technologies Group, Inc. (Class A Stock)*(a)	68,524	766,098
		16,198,539
Electronic Equipment, Instruments & Components — 0.3%
Badger Meter, Inc.	7,978	1,290,920
CDW Corp.	3,069	784,989
Cognex Corp.	16,991	720,758
Delta Electronics, Inc. (Taiwan)	39,000	417,412
Fabrinet (Thailand)*	6,252	1,181,753
Jabil, Inc.	6,603	884,472
Keyence Corp. (Japan)	12,072	5,604,558
Largan Precision Co. Ltd. (Taiwan)	7,000	531,356
nLight, Inc.*	45,812	595,556
Novanta, Inc.*(a)	11,214	1,959,871
TD SYNNEX Corp.	11,983	1,355,277
		15,326,922
Energy Equipment & Services — 0.1%
Cactus, Inc. (Class A Stock)(a)	7,195	360,397
TechnipFMC PLC (United Kingdom)	90,017	2,260,327
		2,620,724
Entertainment — 0.2%
iQIYI, Inc. (China), ADR*	93,624	396,029
Liberty Media Corp.-Liberty Live (Class C Stock)*	14,648	641,875
NetEase, Inc. (China)	58,300	1,208,072
Netflix, Inc.*	4,526	2,748,776
SM Entertainment Co. Ltd. (South Korea)	3,352	212,702
Take-Two Interactive Software, Inc.*	11,840	1,758,122
		6,965,576
Financial Services — 1.2%
Berkshire Hathaway, Inc. (Class B Stock)*	15,411	6,480,634
Chailease Holding Co. Ltd. (Taiwan)	73,057	391,473
Corpay, Inc.*	2,365	729,697
Fidelity National Information Services, Inc.	47,629	3,533,119
Fiserv, Inc.*	25,053	4,003,970
Mastercard, Inc. (Class A Stock)	74,380	35,819,177
MGIC Investment Corp.	61,866	1,383,324
WEX, Inc.*(a)	7,808	1,854,634
		54,196,028
Food Products — 0.8%
Anjoy Foods Group Co. Ltd. (China) (Class A Stock)	32,100	366,903
Britannia Industries Ltd. (India)	12,746	750,672
Chacha Food Co. Ltd. (China) (Class A Stock)	72,000	350,340

A3

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Foshan Haitian Flavouring & Food Co. Ltd. (China) (Class A Stock)	65,350	$356,586
Freshpet, Inc.*	10,729	1,243,062
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	154,400	591,643
Kraft Heinz Co. (The)	41,456	1,529,726
Mondelez International, Inc. (Class A Stock)	71,365	4,995,550
Nestle SA	232,854	24,740,728
Post Holdings, Inc.*	14,708	1,563,166
Utz Brands, Inc.(a)	67,211	1,239,371
		37,727,747
Ground Transportation — 0.7%
Canadian National Railway Co. (Canada)	62,951	8,289,520
J.B. Hunt Transport Services, Inc.(a)	7,341	1,462,694
Knight-Swift Transportation Holdings, Inc.	21,573	1,186,946
Landstar System, Inc.	7,842	1,511,624
Localiza Rent a Car SA (Brazil)	54,102	593,079
Saia, Inc.*	1,864	1,090,440
Uber Technologies, Inc.*	207,339	15,963,030
Union Pacific Corp.	6,906	1,698,393
		31,795,726
Health Care Equipment & Supplies — 0.6%
Align Technology, Inc.*	2,320	760,774
Boston Scientific Corp.*	52,335	3,584,424
Cooper Cos., Inc. (The)	13,000	1,318,980
Envista Holdings Corp.*	48,213	1,030,794
Hoya Corp. (Japan)	42,200	5,277,990
ICU Medical, Inc.*	11,672	1,252,639
Intuitive Surgical, Inc.*	6,270	2,502,294
Medtronic PLC	10,090	879,344
Neogen Corp.*(a)	49,843	786,523
QuidelOrtho Corp.*	16,683	799,783
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (China) (Class A Stock)	13,200	509,062
Stryker Corp.	15,248	5,456,802
Terumo Corp. (Japan)	241,200	4,413,635
Zimmer Biomet Holdings, Inc.	8,959	1,182,409
		29,755,453
Health Care Providers & Services — 1.1%
Cencora, Inc.	10,471	2,544,348
Chemed Corp.	2,710	1,739,630
Cigna Group (The)	3,694	1,341,624
CVS Health Corp.	15,374	1,226,230
Encompass Health Corp.	26,139	2,158,559
HCA Healthcare, Inc.	6,822	2,275,342
HealthEquity, Inc.*	16,858	1,376,118
Henry Schein, Inc.*(a)	19,651	1,484,043
Laboratory Corp. of America Holdings	6,373	1,392,246
McKesson Corp.	2,226	1,195,028
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
NMC Health PLC (United Arab Emirates)*^	411	$—
Progyny, Inc.*(a)	27,500	1,049,125
Quest Diagnostics, Inc.	3,769	501,692
UnitedHealth Group, Inc.	64,437	31,876,984
		50,160,969
Health Care REITs — 0.0%
Welltower, Inc.	4,190	391,514
Health Care Technology — 0.0%
Certara, Inc.*	57,127	1,021,431
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	45,876	751,449
Ryman Hospitality Properties, Inc.	13,921	1,609,407
		2,360,856
Hotels, Restaurants & Leisure — 1.3%
Booking Holdings, Inc.	885	3,210,674
DoorDash, Inc. (Class A Stock)*	12,700	1,749,044
Expedia Group, Inc.*	7,737	1,065,772
H World Group Ltd. (China)	115,600	447,702
Hilton Worldwide Holdings, Inc.	65,469	13,965,192
InterContinental Hotels Group PLC (United Kingdom)	48,361	5,025,283
McDonald’s Corp.	51,916	14,637,716
Monarch Casino & Resort, Inc.	11,368	852,486
Planet Fitness, Inc. (Class A Stock)*	20,170	1,263,247
Texas Roadhouse, Inc.	5,128	792,122
Wendy’s Co. (The)	76,710	1,445,217
Yum China Holdings, Inc. (China)	101,952	4,056,670
Yum! Brands, Inc.(a)	94,272	13,070,813
		61,581,938
Household Durables — 0.2%
Garmin Ltd.(a)	7,955	1,184,261
Haier Smart Home Co. Ltd. (China) (Class H Stock)	269,400	838,320
Midea Group Co. Ltd. (China) (Class A Stock) (XSEC)	107,500	956,421
Midea Group Co. Ltd. (China) (Class A Stock) (XSHE)	11,493	102,252
Mohawk Industries, Inc.*	13,786	1,804,450
Newell Brands, Inc.	71,776	576,361
Sony Group Corp. (Japan)	62,863	5,390,548
		10,852,613
Household Products — 0.1%
Energizer Holdings, Inc.(a)	24,891	732,791
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	188,551	438,907
Procter & Gamble Co. (The)	13,052	2,117,687
		3,289,385
Independent Power & Renewable Electricity Producers — 0.0%
ACEN Corp. (Philippines)	6,773	463

A4

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates — 0.4%
Hitachi Ltd. (Japan)	54,900	$5,016,787
Honeywell International, Inc.	62,417	12,811,089
		17,827,876
Industrial REITs — 0.4%
EastGroup Properties, Inc.	9,951	1,788,891
Prologis, Inc.	122,430	15,942,835
		17,731,726
Insurance — 1.5%
AIA Group Ltd. (Hong Kong)	497,000	3,343,107
Arch Capital Group Ltd.*	7,649	707,074
Chubb Ltd.	5,215	1,351,363
CNA Financial Corp.	19,725	895,909
Fairfax Financial Holdings Ltd. (Canada)	543	585,919
HDFC Life Insurance Co. Ltd. (India), 144A	65,920	501,162
Intact Financial Corp. (Canada)	34,261	5,565,531
Kinsale Capital Group, Inc.	1,908	1,001,204
Loews Corp.	45,173	3,536,594
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	27,214	13,284,266
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	241,500	1,025,332
Progressive Corp. (The)	75,863	15,689,986
RLI Corp.	9,621	1,428,430
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	2,613	600,073
Sanlam Ltd. (South Africa)	107,430	393,614
Tokio Marine Holdings, Inc. (Japan)	323,100	10,127,979
Travelers Cos., Inc. (The)	12,705	2,923,929
W.R. Berkley Corp.(a)	11,719	1,036,428
Zurich Insurance Group AG (Switzerland)	5,572	3,010,075
		67,007,975
Interactive Media & Services — 1.4%
Alphabet, Inc. (Class C Stock)*	54,203	8,252,949
IAC, Inc.*	24,125	1,286,827
Kanzhun Ltd. (China), ADR	22,285	390,656
Meta Platforms, Inc. (Class A Stock)	74,691	36,268,456
NAVER Corp. (South Korea)	3,206	445,402
Tencent Holdings Ltd. (China)	447,400	17,426,205
		64,070,495
IT Services — 0.1%
Coforge Ltd. (India)	8,811	583,578
Endava PLC (United Kingdom), ADR*	5,283	200,965
Infosys Ltd. (India)	99,297	1,788,155
International Business Machines Corp.	5,913	1,129,147
MongoDB, Inc.*	2,502	897,317
Snowflake, Inc. (Class A Stock)*	7,305	1,180,488
		5,779,650
	Shares	Value
Common Stocks (continued)
Leisure Products — 0.1%
Acushnet Holdings Corp.(a)	18,648	$1,229,836
Brunswick Corp.	15,737	1,518,935
		2,748,771
Life Sciences Tools & Services — 0.1%
Azenta, Inc.*(a)	14,124	851,395
Mettler-Toledo International, Inc.*	411	547,160
Thermo Fisher Scientific, Inc.	3,472	2,017,961
		3,416,516
Machinery — 0.9%
Atlas Copco AB (Sweden) (Class A Stock)	316,048	5,337,594
Deere & Co.	37,152	15,259,813
Douglas Dynamics, Inc.	20,836	502,564
Dover Corp.	10,341	1,832,322
Hillman Solutions Corp.*	134,890	1,435,230
Ingersoll Rand, Inc.	21,809	2,070,765
ITT, Inc.	11,847	1,611,547
Jiangsu Hengli Hydraulic Co. Ltd. (China) (Class A Stock)	55,200	383,122
Lincoln Electric Holdings, Inc.	5,230	1,335,951
Middleby Corp. (The)*	4,318	694,291
RBC Bearings, Inc.*(a)	6,648	1,797,287
Techtronic Industries Co. Ltd. (Hong Kong)	46,000	625,042
Timken Co. (The)	10,244	895,633
Toro Co. (The)(a)	14,605	1,338,256
Volvo AB (Sweden) (Class B Stock)(a)	158,068	4,283,872
Weichai Power Co. Ltd. (China) (Class H Stock)	207,000	394,979
		39,798,268
Media — 0.1%
Liberty Broadband Corp. (Class C Stock)*	10,942	626,211
Liberty Media Corp.-Liberty SiriusXM*	51,480	1,529,471
Nexstar Media Group, Inc.	5,788	997,214
Trade Desk, Inc. (The) (Class A Stock)*	19,388	1,694,899
		4,847,795
Metals & Mining — 0.2%
Anglo American PLC (South Africa)	8,745	215,501
Anglogold Ashanti PLC (United Kingdom)	13,117	292,855
BHP Group Ltd. (Australia) (XASX)	218,197	6,308,937
BHP Group Ltd. (Australia) (XJSE)	630	18,135
Severstal PAO (Russia), GDR*^	17,534	2
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	302,000	605,027
		7,440,457
Multi-Utilities — 0.4%
Dominion Energy, Inc.	68,819	3,385,207
Engie SA (France)	277,385	4,648,238
Northwestern Energy Group, Inc.	17,106	871,209

A5

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Multi-Utilities (cont’d.)
Public Service Enterprise Group, Inc.	118,258	$7,897,269
		16,801,923
Oil, Gas & Consumable Fuels — 2.0%
BP PLC (United Kingdom)	1,620,077	10,163,439
Chevron Corp.	81,560	12,865,274
ConocoPhillips	63,869	8,129,246
Coterra Energy, Inc.	30,751	857,338
DT Midstream, Inc.	21,432	1,309,495
Ecopetrol SA (Colombia), ADR(a)	22,937	271,574
EOG Resources, Inc.	77,497	9,907,217
Exxon Mobil Corp.	139,880	16,259,651
Kinder Morgan, Inc.	107,405	1,969,808
Phillips 66	14,789	2,415,635
PTT Exploration & Production PCL (Thailand)	127,100	521,193
Reliance Industries Ltd. (India)	51,461	1,840,152
Shell PLC (Netherlands)	647,027	21,468,033
SM Energy Co.	25,849	1,288,573
S-Oil Corp. (South Korea)	7,018	406,470
Thai Oil PCL (Thailand)	543,685	877,998
Williams Cos., Inc. (The)	54,303	2,116,188
		92,667,284
Personal Care Products — 0.1%
elf Beauty, Inc.*	5,245	1,028,178
Hindustan Unilever Ltd. (India)	23,629	642,905
Kenvue, Inc.	48,955	1,050,574
		2,721,657
Pharmaceuticals — 1.1%
Aspen Pharmacare Holdings Ltd. (South Africa)	26,889	311,713
AstraZeneca PLC (United Kingdom)	57,383	7,709,052
Bristol-Myers Squibb Co.	44,492	2,412,801
Eli Lilly & Co.	6,844	5,324,358
Johnson & Johnson	75,204	11,896,521
Merck & Co., Inc.	11,354	1,498,160
Novo Nordisk A/S (Denmark) (Class B Stock)	175,516	22,514,036
Royalty Pharma PLC (Class A Stock)	27,495	835,023
		52,501,664
Professional Services — 0.5%
Booz Allen Hamilton Holding Corp.	10,751	1,595,879
ExlService Holdings, Inc.*	29,125	926,175
First Advantage Corp.	89,868	1,457,659
Paycor HCM, Inc.*(a)	50,649	984,617
RELX PLC (United Kingdom) (XLON)	145,660	6,281,652
RELX PLC (United Kingdom) (BATE)	202,008	8,750,334
Verra Mobility Corp.*	57,719	1,441,243
		21,437,559
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	9,605	933,990
China Aoyuan Group Ltd. (China)*	95,000	1,922
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (China) (Class A Stock)	23,324	$31,039
Cushman & Wakefield PLC*	142,226	1,487,684
Mitsui Fudosan Co. Ltd. (Japan)	409,500	4,415,014
Shanghai SMI Holding Co. Ltd. (China) (Class A Stock)	3,900	1,903
Shenzhen New Nanshan Holding Group Co. Ltd. (China) (Class A Stock)	20,522	7,179
Shimao Group Holdings Ltd. (China)*	31,000	1,867
		6,880,598
Residential REITs — 0.1%
American Homes 4 Rent (Class A Stock)(a)	36,214	1,331,951
Mid-America Apartment Communities, Inc.	15,475	2,036,200
		3,368,151
Retail REITs — 0.1%
Brixmor Property Group, Inc.	55,781	1,308,064
Federal Realty Investment Trust(a)	11,798	1,204,812
Kimco Realty Corp.	71,765	1,407,312
NNN REIT, Inc.(a)	37,236	1,591,467
Regency Centers Corp.	21,438	1,298,285
		6,809,940
Semiconductors & Semiconductor Equipment — 3.7%
Advanced Micro Devices, Inc.*	43,691	7,885,789
Allegro MicroSystems, Inc. (Japan)*	37,166	1,001,995
Analog Devices, Inc.	70,583	13,960,611
ASE Technology Holding Co. Ltd. (Taiwan)	141,000	684,428
ASML Holding NV (Netherlands)	21,675	21,013,086
ASPEED Technology, Inc. (Taiwan)	7,000	729,541
Broadcom, Inc.	4,186	5,548,166
eMemory Technology, Inc. (Taiwan)	3,000	225,249
Entegris, Inc.	14,233	2,000,306
Lam Research Corp.	3,009	2,923,454
MACOM Technology Solutions Holdings, Inc.*	22,112	2,114,792
NVIDIA Corp.	62,653	56,610,745
NXP Semiconductors NV (China)	5,197	1,287,661
Power Integrations, Inc.(a)	23,021	1,647,152
Realtek Semiconductor Corp. (Taiwan)	56,000	975,195
Silergy Corp. (China)	47,000	480,797
SK Hynix, Inc. (South Korea)	56,706	7,512,149
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	743,000	17,799,467
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	196,851	26,781,578
Texas Instruments, Inc.	11,065	1,927,634
		173,109,795
Software — 2.8%
Cadence Design Systems, Inc.*	4,107	1,278,427

A6

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Clearwater Analytics Holdings, Inc. (Class A Stock)*	63,244	$1,118,786
Confluent, Inc. (Class A Stock)*(a)	36,833	1,124,143
Crowdstrike Holdings, Inc. (Class A Stock)*	5,717	1,832,813
Dassault Systemes SE (France)	210,163	9,303,322
Envestnet, Inc.*(a)	19,293	1,117,258
Guidewire Software, Inc.*(a)	10,829	1,263,853
HubSpot, Inc.*	2,629	1,647,226
Intuit, Inc.	5,376	3,494,400
Microsoft Corp.	200,009	84,147,786
nCino, Inc.*	31,468	1,176,274
Oracle Corp.	12,648	1,588,715
Palo Alto Networks, Inc.*	8,131	2,310,261
Qualys, Inc.*	6,062	1,011,566
Salesforce, Inc.	40,461	12,186,044
Synopsys, Inc.*	2,699	1,542,478
Workday, Inc. (Class A Stock)*	5,877	1,602,952
Workiva, Inc.*	14,074	1,193,475
		128,939,779
Specialized REITs — 0.2%
CubeSmart	32,989	1,491,763
Digital Realty Trust, Inc.	19,300	2,779,972
Lamar Advertising Co. (Class A Stock)	11,996	1,432,442
Public Storage	7,769	2,253,476
Rayonier, Inc.(a)	25,229	838,612
Weyerhaeuser Co.	67,177	2,412,326
		11,208,591
Specialty Retail — 0.9%
AutoZone, Inc.*	2,570	8,099,740
Bath & Body Works, Inc.	25,486	1,274,810
Best Buy Co., Inc.(a)	10,219	838,265
Claire’s Private Placement*^	406	43,645
Dick’s Sporting Goods, Inc.(a)	6,264	1,408,523
Home Depot, Inc. (The)	2,574	987,386
Industria de Diseno Textil SA (Spain)	112,901	5,685,276
Lojas Renner SA (Brazil)	130,554	440,698
Lowe’s Cos., Inc.	14,459	3,683,141
Murphy USA, Inc.	2,318	971,706
O’Reilly Automotive, Inc.*(a)	4,549	5,135,275
Ross Stores, Inc.	40,799	5,987,661
TJX Cos., Inc. (The)	76,233	7,731,551
		42,287,677
Technology Hardware, Storage & Peripherals — 1.6%
Advantech Co. Ltd. (Taiwan)	36,411	463,233
Apple, Inc.	269,817	46,268,219
Goodman Networks, Inc.*^	3,993	—
Quanta Computer, Inc. (Taiwan)	75,000	656,773
Samsung Electronics Co. Ltd. (South Korea)	458,878	27,577,426
Wiwynn Corp. (Taiwan)	6,000	410,858
		75,376,509
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc.(a)	12,893	$1,091,779
Columbia Sportswear Co.(a)	5,981	485,538
Lululemon Athletica, Inc.*	2,564	1,001,627
LVMH Moet Hennessy Louis Vuitton SE (France)	34,529	31,069,082
Ralph Lauren Corp.	3,617	679,128
Shenzhou International Group Holdings Ltd. (China)	65,100	618,021
		34,945,175
Tobacco — 0.0%
ITC Ltd. (India)	172,271	887,121
Philip Morris International, Inc.	15,787	1,446,405
		2,333,526
Trading Companies & Distributors — 0.3%
Air Lease Corp.(a)	14,873	765,067
Applied Industrial Technologies, Inc.	8,581	1,695,177
Core & Main, Inc. (Class A Stock)*	26,369	1,509,625
Ferguson PLC	37,501	8,205,014
		12,174,883
Transportation Infrastructure — 0.0%
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	30,350	492,859
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	24,770	783,644
		1,276,503
Wireless Telecommunication Services — 0.0%
Bharti Airtel Ltd. (India)	31,347	462,517
SK Telecom Co. Ltd. (South Korea)	7,070	279,939
TIM SA (Brazil)	189,928	673,689
T-Mobile US, Inc.	5,316	867,678
		2,283,823

Total Common Stocks (cost $1,515,541,934)		1,791,988,612
Preferred Stocks — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Petroleo Brasileiro SA (Brazil) (PRFC)	208,757	1,560,870
Specialty Retail — 0.0%
Claire’s Stores, Inc., CVT*^	366	750,300
Technology Hardware, Storage & Peripherals — 0.0%
Goodman Networks, Inc.*^	4,751	48

Total Preferred Stocks (cost $1,419,726)		2,311,218

A7

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Units	Value
Warrants* — 0.0%
Broadline Retail
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^	693	$7,970
(cost $7)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 1.2%
Automobiles — 1.0%
Ally Auto Receivables Trust,
Series 2022-03, Class A3
5.070%	04/15/27	2,688	2,679,222
ARI Fleet Lease Trust,
Series 2023-A, Class A2, 144A
5.410%	02/17/32	1,307	1,303,863
BMW Vehicle Lease Trust,
Series 2023-01, Class A3
5.160%	11/25/25	1,077	1,074,468
Capital One Prime Auto Receivables Trust,
Series 2021-01, Class A3
0.770%	09/15/26	1,029	1,000,275
Series 2022-01, Class A3
3.170%	04/15/27	2,608	2,555,600
Series 2022-02, Class A2A
3.740%	09/15/25	748	746,123
CarMax Auto Owner Trust,
Series 2021-04, Class A3
0.560%	09/15/26	521	504,715
Series 2022-01, Class A3
1.470%	12/15/26	1,209	1,177,446
Chesapeake Funding II LLC,
Series 2023-02A, Class A1, 144A
6.160%	10/15/35	1,218	1,225,139
Enterprise Fleet Financing LLC,
Series 2023-01, Class A2, 144A
5.510%	01/22/29	2,116	2,113,799
Series 2023-02, Class A2, 144A
5.560%	04/22/30	1,828	1,829,913
Series 2023-03, Class A2, 144A
6.400%	03/20/30	1,350	1,370,648
Ford Credit Auto Owner Trust,
Series 2021-A, Class A4
0.490%	09/15/26	660	636,246
Series 2022-C, Class A3
4.480%	12/15/26	2,667	2,646,021
Series 2022-D, Class A3
5.270%	05/17/27	1,086	1,085,344
GM Financial Consumer Automobile Receivables Trust,
Series 2021-01, Class A4
0.540%	05/17/27	330	319,508
Series 2021-02, Class A4
0.820%	10/16/26	2,011	1,922,526
Series 2022-01, Class A3
1.260%	11/16/26	1,771	1,727,267
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2022-02, Class A3
3.100%	02/16/27	1,276	$1,253,268
Honda Auto Receivables Owner Trust,
Series 2022-02, Class A3
3.730%	07/20/26	1,424	1,404,083
Hyundai Auto Receivables Trust,
Series 2020-C, Class A4
0.490%	11/16/26	1,155	1,136,142
Series 2021-C, Class A3
0.740%	05/15/26	708	692,034
Series 2022-B, Class A3
3.720%	11/16/26	3,730	3,679,863
Mercedes-Benz Auto Receivables Trust,
Series 2022-01, Class A3
5.210%	08/16/27	2,950	2,946,872
Tesla Auto Lease Trust,
Series 2023-A, Class A2, 144A
5.860%	08/20/25	2,582	2,585,592
Series 2023-B, Class A2, 144A
6.020%	09/22/25	893	895,259
Toyota Auto Receivables Owner Trust,
Series 2022-A, Class A3
1.230%	06/15/26	1,877	1,829,953
Series 2022-B, Class A3
2.930%	09/15/26	850	835,570
Toyota Lease Owner Trust,
Series 2023-A, Class A2, 144A
5.300%	08/20/25	2,021	2,018,969
Volkswagen Auto Loan Enhanced Trust,
Series 2023-02, Class A2A
5.720%	03/22/27	1,729	1,733,229
World Omni Auto Receivables Trust,
Series 2021-A, Class A4
0.480%	09/15/26	223	213,394
			47,142,351
Credit Cards — 0.1%
American Express Credit Account Master Trust,
Series 2022-02, Class A
3.390%	05/15/27	2,700	2,644,220
Discover Card Execution Note Trust,
Series 2022-A01, Class A1
1.960%	02/15/27	1,487	1,443,029
			4,087,249
Equipment — 0.0%
Dell Equipment Finance Trust,
Series 2022-01, Class A3, 144A
2.490%	08/23/27	966	959,198
Series 2023-03, Class A2, 144A
6.100%	04/23/29	551	552,720
			1,511,918
A8

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans — 0.0%
GSAA Home Equity Trust,
Series 2007-04, Class A1, 1 Month SOFR + 0.314% (Cap N/A, Floor 0.200%)
5.644%(c)	03/25/37	15	$4,018
Other — 0.1%
Verizon Master Trust,
Series 2021-01, Class A
0.500%	05/20/27	1,250	1,240,996
Series 2022-02, Class A
1.530%	07/20/28	2,150	2,082,587
Series 2024-01, Class A1A
5.000%	12/20/28	984	981,006
			4,304,589

Total Asset-Backed Securities (cost $56,965,014)			57,050,125
Corporate Bonds — 3.4%
Advertising — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.650%	11/01/24	2,064	2,038,467
Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
3.800%	10/07/24	492	486,824
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	2,089	2,049,667
RTX Corp.,
Sr. Unsec’d. Notes
3.150%	12/15/24	1,774	1,738,959
			4,275,450
Agriculture — 0.0%
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	04/22/25	328	322,133
Auto Manufacturers — 0.3%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
0.550%	07/12/24	488	481,068
2.150%	09/10/24	250	246,305
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.670% (Cap N/A, Floor 0.000%)
6.018%(c)	01/10/25	1,994	1,997,901
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, SOFR Index + 0.380%
5.734%(c)	08/12/24	931	931,183
Gtd. Notes, 144A, SOFR Index + 0.530%
5.881%(c)	04/01/24	250	249,997
Gtd. Notes, 144A, SOFR Index + 0.550%
5.916%(c)	04/02/26	1,337	1,337,118
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
3.500%	04/07/25	1,036	1,014,512
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Gtd. Notes, 144A, SOFR + 1.000%
6.348%(c)	04/05/24	1,000	$1,000,000
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.650%	02/10/25	255	248,528
5.800%	06/26/25	1,450	1,452,433
5.875%	04/07/25	322	322,581
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A
2.700%	06/14/24	269	267,299
4.950%	03/30/25(a)	1,200	1,194,987
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.620% (Cap N/A, Floor 0.000%)
5.950%(c)	06/13/24	2,658	2,660,523
			13,404,435
Banks — 0.4%
Bank of America Corp.,
Sr. Unsec’d. Notes
3.841%(ff)	04/25/25	170	169,776
Bank of New York Mellon (The),
Sr. Unsec’d. Notes, MTN, SOFR + 0.450%
5.812%(c)	03/13/26	751	751,545
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, SOFR + 0.620% (Cap N/A, Floor 0.000%)
5.971%(c)	04/25/25	1,713	1,718,541
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.014%(ff)	01/25/26	751	728,043
3.352%(ff)	04/24/25	1,645	1,642,154
Citizens Bank NA,
Sr. Unsec’d. Notes
5.284%(ff)	01/26/26	645	635,053
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes
5.079%	01/10/25	1,576	1,571,887
Cooperatieve Rabobank UA (Netherlands),
Sr. Preferred Notes
3.875%	08/22/24	719	713,950
Goldman Sachs Bank USA,
Sr. Unsec’d. Notes, SOFR + 0.770%
6.133%(c)	03/18/27	961	960,686
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.272%(ff)	09/29/25	263	259,858
3.500%	04/01/25	594	582,922
HSBC USA, Inc.,
Sr. Unsec’d. Notes
5.625%	03/17/25	2,662	2,666,865
Morgan Stanley,
Sr. Unsec’d. Notes
3.620%(ff)	04/17/25	858	857,141
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24	1,256	1,254,221

A9

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.479%	07/16/25	600	$602,323
State Street Corp.,
Sr. Unsec’d. Notes
4.857%(ff)	01/26/26	950	944,511
			16,059,476
Beverages — 0.0%
PepsiCo, Inc.,
Sr. Unsec’d. Notes, SOFR Index + 0.400%
5.754%(c)	11/12/24	363	363,241
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/22/24	1,342	1,338,087
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/24	2,706	2,706,000
			4,044,087
Building Materials — 0.1%
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.625%	07/02/24	1,349	1,342,270
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	1,340	1,334,392
			2,676,662
Chemicals — 0.1%
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.125%	06/01/24	1,164	1,158,401
Westlake Corp.,
Sr. Unsec’d. Notes
0.875%	08/15/24	1,185	1,163,250
			2,321,651
Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25	547	533,225
3.850%	11/15/24	530	524,187
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/24	1,135	1,118,282
			2,175,694
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
2.850%	05/11/24(a)	2,951	2,940,744
Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/24	1,349	1,341,837
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers (cont’d.)
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
1.450%	04/01/24(a)	587	$587,000
5.900%	10/01/24	730	730,731
			5,600,312
Cosmetics/Personal Care — 0.0%
High Ridge Brands Co.,
Sr. Unsec’d. Notes, 144A
8.875%	03/15/25^(d)	22	—
Diversified Financial Services — 0.1%
American Express Co.,
Sr. Unsec’d. Notes
2.250%	03/04/25	2,021	1,964,099
3.375%	05/03/24	603	601,797
			2,565,896
Electric — 0.4%
Ameren Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/24	2,071	2,039,657
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.500%	09/01/24	1,379	1,359,720
Cleveland Electric Illuminating Co. (The),
First Mortgage
5.500%	08/15/24	1,334	1,331,212
Commonwealth Edison Co.,
First Mortgage
3.100%	11/01/24	779	767,325
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24	1,386	1,363,171
Eversource Energy,
Sr. Unsec’d. Notes, Series H
3.150%	01/15/25	689	674,894
Sr. Unsec’d. Notes, Series L
2.900%	10/01/24	1,364	1,344,108
Exelon Corp.,
Sr. Unsec’d. Notes
3.950%	06/15/25	406	398,566
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.250%	12/01/24	2,047	2,014,975
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.650%	06/15/24	1,344	1,337,313
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24	303	303,000
MidAmerican Energy Co.,
First Mortgage
3.500%	10/15/24	446	441,231
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
4.255%	09/01/24	2,010	1,997,301

A10

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
3.508%	10/01/24	346	$341,523
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
2.750%	06/01/24	1,354	1,346,823
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.875%	06/15/24	1,010	1,003,480
Southwestern Public Service Co.,
First Mortgage
3.300%	06/15/24(a)	764	759,254
Tampa Electric Co.,
Sr. Unsec’d. Notes
3.875%	07/12/24	673	669,020
			19,492,573
Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24	1,996	1,972,798
Foods — 0.1%
General Mills, Inc.,
Sr. Unsec’d. Notes
4.000%	04/17/25	1,369	1,348,862
McCormick & Co., Inc.,
Sr. Unsec’d. Notes
3.150%	08/15/24	1,364	1,350,656
Sysco Corp.,
Gtd. Notes
3.750%	10/01/25	1,370	1,336,947
			4,036,465
Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
0.625%	05/15/24(a)	2,068	2,055,615
Healthcare-Products — 0.1%
Boston Scientific Corp.,
Sr. Unsec’d. Notes
1.900%	06/01/25	1,039	998,270
Stryker Corp.,
Sr. Unsec’d. Notes
3.375%	05/15/24	1,790	1,784,892
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
1.215%	10/18/24	2,698	2,636,050
			5,419,212
Healthcare-Services — 0.0%
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/24	1,361	1,349,976
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Humana, Inc.,
Sr. Unsec’d. Notes
3.850%	10/01/24	259	$256,613
			1,606,589
Insurance — 0.5%
Athene Global Funding,
Sec’d. Notes, 144A
0.914%	08/19/24	561	550,395
Chubb INA Holdings, Inc.,
Gtd. Notes
3.150%	03/15/25	2,756	2,698,619
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	2,009	2,004,443
Corebridge Global Funding,
Sr. Sec’d. Notes, 144A
0.650%	06/17/24	638	631,108
5.750%	07/02/26	346	346,579
F&G Global Funding,
Sr. Sec’d. Notes, 144A
0.900%	09/20/24	1,219	1,189,539
Jackson National Life Global Funding,
Sec’d. Notes, 144A, SOFR + 1.150%
6.516%(c)	06/28/24	1,376	1,377,935
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.500%	03/10/25(a)	2,247	2,208,953
MassMutual Global Funding II,
Sec’d. Notes, 144A, SOFR + 0.870%
6.234%(c)	03/21/25	1,970	1,978,344
MetLife, Inc.,
Sr. Unsec’d. Notes
3.600%	04/10/24	2,664	2,662,794
New York Life Global Funding,
Sec’d. Notes, 144A, SOFR + 0.310%
5.662%(c)	04/26/24	2,688	2,688,202
Pacific Life Global Funding II,
Sec’d. Notes, 144A, SOFR + 0.400%
5.752%(c)	01/27/25	500	500,135
Sec’d. Notes, 144A, SOFR + 0.600% (Cap N/A, Floor 0.000%)
5.963%(c)	03/27/26	855	854,518
Principal Life Global Funding II,
Sec’d. Notes, 144A
0.750%	08/23/24	430	421,872
Sec’d. Notes, 144A, SOFR + 0.450%
5.799%(c)	04/12/24	845	844,793
Sr. Sec’d. Notes, 144A
5.000%	01/16/27	186	186,117
			21,144,346
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.245%
5.600%(c)	05/17/24	981	981,066

A11

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Construction & Mining (cont’d.)
Sr. Unsec’d. Notes, MTN, SOFR + 0.450%
5.803%(c)	11/14/24	1,836	$1,837,087
			2,818,153
Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.950%	06/06/25	256	255,739
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.056%	04/05/25	1,409	1,362,336
			1,618,075
Media — 0.1%
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	1,367	1,352,312
Walt Disney Co. (The),
Gtd. Notes
1.750%	08/30/24	895	881,022
			2,233,334
Mining — 0.0%
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
4.625%	04/29/24	1,987	1,984,143
Miscellaneous Manufacturing — 0.0%
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
2.700%	06/14/24	630	626,192
3.650%	06/15/24	637	634,177
Sr. Unsec’d. Notes, MTN
3.300%	11/21/24	352	346,867
			1,607,236
Oil & Gas — 0.0%
Chesapeake Energy Corp.,
Gtd. Notes
5.500%	09/15/26(d)	70	1,400
8.000%	02/09/26(d)	315	6,300
Phillips 66,
Gtd. Notes
3.850%	04/09/25	1,523	1,499,948
			1,507,648
Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.750%	05/01/24	1,549	1,545,629
Packaging & Containers — 0.0%
Sonoco Products Co.,
Sr. Unsec’d. Notes
1.800%	02/01/25	1,415	1,369,493
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.800%	03/15/25	756	$745,405
3.850%	06/15/24	2,663	2,653,035
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
0.700%	05/28/24	2,750	2,729,524
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24(a)	1,349	1,343,140
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.079%	06/15/24(a)	1,334	1,326,311
3.500%	11/15/24	486	479,253
Cencora, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/24	2,013	2,006,937
Cigna Group (The),
Gtd. Notes
3.500%	06/15/24(a)	1,325	1,318,499
CVS Health Corp.,
Sr. Unsec’d. Notes
2.625%	08/15/24	1,373	1,357,622
			13,959,726
Pipelines — 0.1%
Eastern Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, Series A
2.500%	11/15/24	1,462	1,434,329
Enterprise Products Operating LLC,
Gtd. Notes
4.600%	01/11/27	864	858,988
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.550%	06/24/24(a)	563	561,531
			2,854,848
Real Estate Investment Trusts (REITs) — 0.1%
Healthpeak OP LLC,
Gtd. Notes
3.400%	02/01/25	1,576	1,545,740
Ventas Realty LP,
Gtd. Notes
2.650%	01/15/25	869	847,419
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.600%	04/01/24	564	564,000
			2,957,159
Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/18/24	1,083	1,081,076
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.125%	09/15/24	2,057	2,033,375

A12

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.250%	06/10/24	2,021	$2,011,055
			5,125,506
Semiconductors — 0.0%
Analog Devices, Inc.,
Sr. Unsec’d. Notes, SOFR Index + 0.250%
5.616%(c)	10/01/24	1,240	1,239,771
Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.750%	07/01/24	1,304	1,294,360
Oracle Corp.,
Sr. Unsec’d. Notes
3.400%	07/08/24	1,351	1,342,186
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/24	1,381	1,359,588
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
3.550%	04/14/25	1,219	1,196,132
			5,192,266
Telecommunications — 0.0%
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.376%	02/15/25(a)	394	386,865
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	11/01/24	1,350	1,325,665

Total Corporate Bonds (cost $159,355,516)			159,300,619
Floating Rate and Other Loans — 0.0%
Foods — 0.0%
Moran Foods LLC,
First Lien A R 2023 FLFO Term Loan, 3 Month SOFR + 12.659% (Cap N/A , Floor 0.000%)
12.659%(c)	06/30/26^	252	150,882
First Lien A R 2023 FLFO Term Loan, 3 Month SOFR + 2.000%
12.659%(c)	06/30/26^	381	319,359
Super Senior DDTL, 1 Month SOFR + 11.600%
16.737%(c)	06/30/26^	11	10,970
			481,211
Media — 0.0%
Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%
10.314%(c)	10/28/27	109	102,285
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan
12.000%	05/16/23^	107	$11,633

Total Floating Rate and Other Loans (cost $734,784)			595,129
Residential Mortgage-Backed Securities — 0.0%
Alternative Loan Trust,
Series 2005-J06, Class 2A1
5.500%	07/25/25	1	1,011
Banc of America Funding Trust,
Series 2006-01, Class 2A1
5.500%	01/25/36	3	2,789
Series 2006-D, Class 5A2
4.552%(cc)	05/20/36	4	3,240
Series 2014-R07, Class 2A1, 144A, 1 Month SOFR + 0.254% (Cap N/A, Floor 0.140%)
5.584%(c)	09/26/36	2	1,802
Banc of America Mortgage Trust,
Series 2004-D, Class 2A1
4.793%(cc)	05/25/34	—(r)	449
Series 2004-D, Class 2A2
4.793%(cc)	05/25/34	4	3,591
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-05, Class A6, 1 Month SOFR + 0.464% (Cap 7.000%, Floor 0.350%)
5.794%(c)	05/25/37	12	4,890
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-05, Class 1A1
5.000%	07/25/20	2	1,441
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-01, Class 2A1
3.824%(cc)	02/25/20	1	1,020
GMACM Mortgage Loan Trust,
Series 2003-J10, Class A1
4.750%	01/25/19	4	3,845
GSR Mortgage Loan Trust,
Series 2006-02F, Class 2A1
5.750%	02/25/36	9	7,204
HarborView Mortgage Loan Trust,
Series 2004-09, Class 2A
7.123%(cc)	12/19/34	2	1,934
JPMorgan Mortgage Trust,
Series 2004-S01, Class 3A1
5.500%	09/25/34	7	7,852
Series 2006-A02, Class 5A1
6.095%(cc)	11/25/33	4	4,116
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2005-07, Class 1A2, 1 Month SOFR + 0.564% (Cap 9.500%, Floor 0.450%)
5.894%(c)	09/25/35	4	3,466

Total Residential Mortgage-Backed Securities (cost $57,038)			48,650

A13

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations — 1.6%
U.S. Treasury Notes
4.125%	01/31/25(k)	71,927	$71,336,776
4.625%	11/15/26	2,650	2,659,109

Total U.S. Treasury Obligations (cost $74,215,632)			73,995,885

Total Long-Term Investments (cost $3,852,315,491)			4,184,326,228

	Shares
Short-Term Investments — 11.1%
Affiliated Mutual Funds — 10.0%
PGIM Core Ultra Short Bond Fund(wa)	382,295,338	382,295,338
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $78,013,189; includes $77,656,948 of cash collateral for securities on loan)(b)(wa)	78,044,366	78,005,343

Total Affiliated Mutual Funds (cost $460,308,527)		460,300,681

Interest Rate	Maturity Date	Principal Amount (000)#
Certificates of Deposit — 0.1%
Northern Trust Co. (The)
5.400%	09/20/24	2,647	2,646,356
Wells Fargo Bank NA
SOFR + 0.600% (Cap N/A, Floor 0.000%)
5.930%(c)	08/02/24	1,830	1,832,704
5.930%(c)	08/02/24	629	629,930

Total Certificates of Deposit (cost $5,106,000)				5,108,990
Commercial Paper(n) — 0.7%
American Electric Power Co., Inc.
5.639%	05/20/24	1,350	1,338,904
Brighthouse Financial, Inc.
5.936%	05/29/24	2,591	2,566,972
Coca-Cola Co. (The)
5.376%	05/21/24	4,500	4,464,454
CRH America Finance, Inc.
5.639%	06/03/24	2,000	1,979,184
Dominion Energy South Carolina, Inc.
5.602%	04/24/24	2,750	2,738,478
EIDP, Inc.
5.564%	09/18/24	2,700	2,629,217
General Motors Financial Co., Inc.
5.686%	08/09/24	1,400	1,370,498
Intel Corp.
5.484%	06/25/24	2,650	2,613,608
L3Harris Technologies, Inc.
5.867%	05/20/24	1,300	1,289,377
Microsoft Corp.
5.494%	05/23/24	2,700	2,677,788
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper(n) (continued)
OGE Energy Corp.
5.560%	04/05/24	2,000	$1,997,584
ONE Gas, Inc.
5.627%	04/22/24	1,200	1,195,325
Pacific Life Insurance Co.
5.846%	06/10/24	2,523	2,495,278
VW Credit, Inc.
5.956%	04/17/24	2,000	1,993,885
Walt Disney Co. (The)
5.744%	05/01/24	2,700	2,686,165

Total Commercial Paper (cost $34,056,696)			34,036,717
Corporate Bond — 0.1%
Banks
Bank of America NA,
5.370%	04/26/24	2,600,000	2,599,429
(cost $2,600,000)
U.S. Treasury Obligation(n) — 0.2%
U.S. Treasury Bills
5.148%	05/16/24	10,650	10,580,466
(cost $10,584,755)

Total Short-Term Investments (cost $512,655,978)			512,626,283

TOTAL INVESTMENTS—101.7% (cost $4,364,971,469)			4,696,952,511

Liabilities in excess of other assets(z) — (1.7)%			(78,756,650)

Net Assets — 100.0%			$4,618,195,861

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ABX	Asset-Backed Securities Index
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BARC	Barclays Bank PLC
BATE	CBOE- Europe – BXE Order Books
BOA	Bank of America, N.A.
CITI	Citibank, N.A.

A14

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
CMBX	Commercial Mortgage-Backed Index
CSI	Credit Suisse International
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
GDR	Global Depositary Receipt
HSBC	HSBC Bank PLC
LP	Limited Partnership
M	Monthly payment frequency for swaps
ML	Merrill Lynch International
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
OTC	Over-the-counter
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPI	Share Price Index
SSB	State Street Bank & Trust Company
TD	The Toronto-Dominion Bank
TOPIX	Tokyo Stock Price Index
UTS	Unit Trust Security
XASX	Australian Stock Exchange
XJSE	Johannesburg Stock Exchange
XLON	London Stock Exchange
XSEC	Shenzhen Stock Exchange - Shenzhen - Hong Kong Stock Connect
XSHE	Shenzhen Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,377,843 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $76,089,432; cash collateral of $77,656,948 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Principal or notional amount is less than $500 par.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,380	5 Year U.S. Treasury Notes	Jun. 2024	$147,681,569	$417,712
249	10 Year U.S. Treasury Notes	Jun. 2024	27,588,423	162,884
2,065	10 Year U.S. Ultra Treasury Notes	Jun. 2024	236,668,370	2,334,937
674	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	86,946,000	2,174,124
881	Mini MSCI EAFE Index	Jun. 2024	103,830,255	84,331
964	S&P 500 E-Mini Index	Jun. 2024	255,869,700	3,991,984
221	S&P E-Mini Communication Services Index	Jun. 2024	23,887,338	402,879
759	TOPIX Index	Jun. 2024	137,856,421	480,240
467	XAE Energy Index	Jun. 2024	46,718,680	7,930
707	XAF Financial Index	Jun. 2024	92,908,638	1,730,390
390	XAI E-Mini Industrial Index	Jun. 2024	50,111,100	1,165,312
108	XAK Technology Index	Jun. 2024	22,969,440	(255,638)
				12,697,085
Short Positions:
352	ASX SPI 200 Index	Jun. 2024	45,595,169	(1,204,650)
2,839	Mini MSCI Emerging Markets Index	Jun. 2024	148,905,550	(578,027)
1,240	Russell 2000 E-Mini Index	Jun. 2024	133,045,800	(2,144,639)
378	XAB Materials Index	Jun. 2024	37,660,140	(1,202,804)
A15

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Futures contracts outstanding at March 31, 2024 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
609	XAP Consumer Staples Index	Jun. 2024	$47,398,470	$(1,004,850)
653	XAU Utilities Index	Jun. 2024	43,666,110	(1,604,434)
				(7,739,404)
				$4,957,681
Forward foreign currency exchange contracts outstanding at March 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/29/24	RBC	AUD	20,822	$13,770,820	$13,580,824	$—	$(189,996)
British Pound,
Expiring 04/29/24	CITI	GBP	1,914	2,444,878	2,415,901	—	(28,977)
Canadian Dollar,
Expiring 04/29/24	RBC	CAD	30,578	22,760,993	22,584,429	—	(176,564)
Danish Krone,
Expiring 04/29/24	RBC	DKK	21,263	3,091,826	3,080,242	—	(11,584)
Euro,
Expiring 04/29/24	BARC	EUR	12,469	13,607,051	13,469,051	—	(138,000)
Expiring 04/29/24	BARC	EUR	2,272	2,469,391	2,453,815	—	(15,576)
Expiring 04/29/24	BARC	EUR	1,442	1,567,421	1,557,775	—	(9,646)
Expiring 04/29/24	RBC	EUR	1,720	1,863,723	1,858,188	—	(5,535)
Expiring 04/29/24	RBC	EUR	1,609	1,758,240	1,737,631	—	(20,609)
Expiring 04/29/24	SSB	EUR	898	975,663	969,545	—	(6,118)
Japanese Yen,
Expiring 04/22/24	CITI	JPY	12,853,158	87,420,397	85,221,161	—	(2,199,236)
Expiring 04/30/24	CITI	JPY	252,647	1,675,438	1,677,173	1,735	—
Expiring 04/30/24	ML	JPY	665,807	4,422,577	4,419,899	—	(2,678)
Expiring 04/30/24	TD	JPY	4,383,997	30,144,940	29,102,768	—	(1,042,172)
Singapore Dollar,
Expiring 04/29/24	SSB	SGD	1,993	1,488,515	1,477,803	—	(10,712)
Swedish Krona,
Expiring 04/22/24	CITI	SEK	469,015	46,127,099	43,859,318	—	(2,267,781)
Expiring 04/29/24	CITI	SEK	10,639	1,022,219	995,122	—	(27,097)
Expiring 04/29/24	ML	SEK	12,953	1,210,777	1,211,621	844	—
Expiring 04/29/24	RBC	SEK	17,828	1,709,158	1,667,577	—	(41,581)
Expiring 04/29/24	SSB	SEK	26,569	2,562,350	2,485,206	—	(77,144)
Expiring 04/29/24	SSB	SEK	12,662	1,217,234	1,184,390	—	(32,844)
Expiring 04/29/24	SSB	SEK	5,634	545,922	526,998	—	(18,924)
Swiss Franc,
Expiring 04/29/24	CITI	CHF	845	964,715	939,680	—	(25,035)
Expiring 04/29/24	CITI	CHF	777	882,895	864,284	—	(18,611)
Expiring 04/29/24	ML	CHF	781	864,541	869,301	4,760	—
Expiring 04/29/24	SSB	CHF	1,371	1,600,443	1,525,677	—	(74,766)
Expiring 04/29/24	SSB	CHF	1,091	1,249,130	1,214,089	—	(35,041)
				$249,418,356	$242,949,468	7,339	(6,476,227)

A16

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/29/24	ML	GBP	1,624	$2,051,757	$2,049,556	$2,201	$—
Expiring 04/29/24	SSB	GBP	3,323	4,229,538	4,194,674	34,864	—
Canadian Dollar,
Expiring 04/22/24	CITI	CAD	60,633	45,097,592	44,778,636	318,956	—
Expiring 04/22/24	CITI	CAD	57,437	42,658,360	42,418,170	240,190	—
Danish Krone,
Expiring 04/29/24	ML	DKK	67,359	9,882,020	9,757,804	124,216	—
Euro,
Expiring 04/29/24	CITI	EUR	2,506	2,715,846	2,707,423	8,423	—
Expiring 04/29/24	RBC	EUR	920	1,009,021	993,745	15,276	—
Expiring 04/29/24	SSB	EUR	12,804	13,988,227	13,831,242	156,985	—
Expiring 04/29/24	SSB	EUR	3,986	4,300,316	4,305,481	—	(5,165)
Expiring 04/29/24	SSB	EUR	1,355	1,475,877	1,463,958	11,919	—
Expiring 04/29/24	SSB	EUR	1,238	1,353,490	1,337,081	16,409	—
Expiring 04/29/24	SSB	EUR	1,226	1,329,515	1,324,359	5,156	—
Expiring 04/29/24	SSB	EUR	1,058	1,142,870	1,143,163	—	(293)
Hong Kong Dollar,
Expiring 04/29/24	BARC	HKD	9,776	1,251,312	1,250,251	1,061	—
Expiring 04/29/24	CITI	HKD	27,696	3,550,445	3,542,222	8,223	—
Japanese Yen,
Expiring 04/30/24	SSB	JPY	250,745	1,708,933	1,664,547	44,386	—
New Zealand Dollar,
Expiring 04/22/24	CITI	NZD	74,791	44,959,244	44,685,006	274,238	—
Singapore Dollar,
Expiring 04/29/24	SSB	SGD	4,393	3,296,240	3,258,297	37,943	—
Swedish Krona,
Expiring 04/29/24	CITI	SEK	55,503	5,340,119	5,191,717	148,402	—
Swiss Franc,
Expiring 04/22/24	CITI	CHF	79,638	90,909,650	88,542,178	2,367,472	—
Expiring 04/22/24	CITI	CHF	41,651	47,786,297	46,308,101	1,478,196	—
Expiring 04/29/24	RBC	CHF	2,855	3,243,303	3,176,385	66,918	—
Expiring 04/29/24	RBC	CHF	1,159	1,344,867	1,289,128	55,739	—
Expiring 04/29/24	RBC	CHF	1,066	1,244,702	1,185,607	59,095	—
Expiring 04/29/24	RBC	CHF	1,034	1,212,708	1,150,554	62,154	—
Expiring 04/29/24	RBC	CHF	714	815,684	794,334	21,350	—
Expiring 04/29/24	SSB	CHF	2,593	3,018,492	2,885,108	133,384	—
Expiring 04/29/24	SSB	CHF	1,186	1,360,824	1,319,903	40,921	—
Expiring 04/29/24	SSB	CHF	834	976,366	928,090	48,276	—
Expiring 04/29/24	SSB	CHF	759	867,510	844,738	22,772	—
				$344,121,125	$338,321,458	5,805,125	(5,458)
						$5,812,464	$(6,481,685)
Cross currency exchange contracts outstanding at March 31, 2024:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/22/24	Buy	AUD	70,419	EUR	42,449	$79,487	$—	CITI
04/22/24	Buy	NOK	493,747	EUR	42,449	—	(333,106)	BARC
04/22/24	Buy	NZD	74,791	CAD	62,270	—	(1,302,510)	CITI
						$79,487	$(1,635,616)
A17

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Credit default swap agreements outstanding at March 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
ABX.HE.AAA	05/25/46	0.110%(Q)	190	$3,433	$—	$3,433	BARC
ABX.HE.AAA	05/25/46	0.110%(Q)	170	3,072	—	3,072	CSI
ABX.HE.AAA	05/25/46	0.110%(Q)	150	2,710	—	2,710	BOA
ABX.HE.AAA	05/25/46	0.110%(Q)	90	1,626	—	1,626	CSI
ABX.HE.AAA	05/25/46	0.110%(M)	70	1,265	—	1,265	BOA
CMBX.NA.BBB-	02/17/51	5.000%(M)	350	61	—	61	CITI
				$12,167	$—	$12,167
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A18